Long-term Debt and Credit Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Deferred Financing Costs [Member]	Mar. 31, 2013 Deferred Financing Costs [Member]	Mar. 31, 2012 Deferred Financing Costs [Member]	Jul. 31, 2013 Term loan [Member]	Mar. 31, 2014 Term loan [Member]	Mar. 31, 2014 Term loan [Member] LIBOR [Member]	Jul. 31, 2013 Term loan [Member] Deferred Financing Costs [Member]	Mar. 31, 2014 Term loan [Member] Minimum [Member]	Mar. 31, 2014 Term loan [Member] Maximum [Member]	Jul. 31, 2013 Asset Based Loan [Member]	Mar. 31, 2014 Asset Based Loan [Member] LIBOR [Member]	Jul. 31, 2013 First lien facility [Member]	Jun. 30, 2013 First lien facility [Member]	Jul. 31, 2013 First lien facility [Member] Deferred Financing Costs [Member]
Long Term Debt [Line Items]
Asset based loan period						54 months						4 years
Asset based loan Amount						$ 125,000						$ 50,000
Mandatory Annual repayment Rate							7.50%
Annual repayment period							2 years 6 months
Quarterly repayment rate							10.00%
Range of excess annual cash flow sweep										0.00%	50.00%
Quarterly repayment period							Two years
Interest Rate on Borrowings								9.25%					2.50%
Libor Floor rate								1.25%
Reference rate								LIBOR					LIBOR
Recognized Discount as a reduction of Term Loan	6,015					7,050
Imputed interest rate on term loan							12.40%
Outstanding letter of credit	8,000	1,166
Repayment of debt														277,463	10,000
Fee incurred on closing of credit facility									4,541
Amortization of deferred financing fees			$ 3,471	$ 2,155	$ 2,991											$ 2,023